CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Other Comprehensive Income / (Loss)	Retained Earnings/ (Accumulated Deficit)
Balance of shares at Dec. 31, 2015		2,600,000	82,546,017
Balance at Dec. 31, 2015	$ 1,218,366	$ 26	$ 825	$ 976,880	$ 269	$ 240,366
Net income/(loss)	(164,237)					(164,237)
Issuance of restricted stock and compensation cost, shares (Note 9(e))			2,150,000
Issuance of restricted stock and compensation cost, value (Note 9(e))	8,313		$ 22	8,291
Dividends on series B preferred stock (Note 9(a))	(5,769)					(5,769)
Other comprehensive income / ( loss)	(84)				(84)
Balance of shares at Dec. 31, 2016		2,600,000	84,696,017
Balance at Dec. 31, 2016	1,056,589	$ 26	$ 847	985,171	185	70,360
Net income/(loss)	(511,714)					(511,714)
Issuance of common stock, shares (Note 9(c))			20,125,000
Issuance of common stock, value (Note 9(c))	77,311		$ 201	77,110
Issuance of restricted stock and compensation cost, shares (Note 9(e))			1,310,000
Issuance of restricted stock and compensation cost, value (Note 9(e))	8,232		$ 13	8,219
Dividends on series B preferred stock (Note 9(a))	(5,769)					(5,769)
Other comprehensive income / ( loss)	109				109
Balance of shares at Dec. 31, 2017		2,600,000	106,131,017
Balance at Dec. 31, 2017	624,758	$ 26	$ 1,061	1,070,500	294	(447,123)
Net income/(loss)	16,580					16,580
Stock repurchased and retired, shares (Note 9(d))			(4,166,666)
Stock repurchased and retired, value (Note 9(d))	(15,157)		$ (41)	(15,116)
Issuance of restricted stock and compensation cost, shares (Note 9(e))			1,800,000
Issuance of restricted stock and compensation cost, value (Note 9(e))	7,279		$ 18	7,261
Dividends on series B preferred stock (Note 9(a))	(5,769)					(5,769)
Other comprehensive income / ( loss)	(7)				(7)
Balance of shares at Dec. 31, 2018		2,600,000	103,764,351
Balance at Dec. 31, 2018	$ 627,684	$ 26	$ 1,038	$ 1,062,645	$ 287	$ (436,312)